Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Summary of Significant Accounting Policies
Federal statutory income tax rate, percent			21.00%	21.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0